Revenue - Revenue and Deferred Revenue Narratives (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2019	Feb. 29, 2020	Feb. 28, 2019
Revenue
Contract with customer liability revenue recognized			$ 26,639	$ 20,166	$ 22,407	$ 9,637
Revenue related to performance obligations satisfied in prior periods	$ 1,508	$ 1,182	$ 4,522	$ 2,266	$ 4,479	$ 4,410